Disposal of Subsidiaries - Summary of Net Cash Inflow on Disposal of Susbsidiaries (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Net Cash Inflow On Disposal Of Subsidiaries [Line Items]
Consideration received in cash and cash equivalents	$ 966,000
SPIL Cayman Holdings Limited [member]
Disclosure Of Net Cash Inflow On Disposal Of Subsidiaries [Line Items]
Consideration received in cash and cash equivalents	4,078,844	$ 36,939,133	$ 1,331,620	$ 4,078,844
Less: Cash and cash equivalent balances disposed of	(200,347)	(2,625,715)	(94,655)
Other receivables (the outstanding receivables of consideration, net of relevant expenditure)	(161,458)	(10,533,600)	(379,726)
Net cash inflow on disposals of subsidiaries	$ 3,717,039	$ 23,779,818	$ 857,239